Composition of Certain Financial Statement Captions	12 Months Ended
Dec. 31, 2018
Composition Of Certain Financial Statement Captions [Abstract]
Composition of Certain Financial Statement Captions

6.	Composition of Certain Financial Statement Captions

Other Current Assets

As of December 31, 2018 and 2017, other current assets were comprised of the following (in thousands):

	December 31,
	2018	2017
Prepaid services, current	$166	$121
Prepaid insurance	564	556
Other receivables	55	103
	$785	$780

Property and Equipment, net

As of December 31, 2018 and 2017, property and equipment, net, were comprised of the following (in thousands):

	December 31,
	2018	2017
Office and computer equipment	$1,279	$1,041
Leasehold improvements	1,682	1,686
Property and equipment – gross	2,961	2,727
Less accumulated depreciation	(662)	(402)
Property and equipment – net	$2,299	$2,325

Depreciation expense totaled $0.3 million and $0.4 million for the years ended December 31, 2018 and 2017, respectively.

Other Assets

As of December 31, 2018 and 2017, other assets were comprised of the following (in thousands):

	December 31,
	2018	2017
Deposits	$39	$42
	$39	$42

Accounts Payable and Accrued Expenses

As of December 31, 2018 and 2017, accounts payable and accrued expenses were comprised of the following (in thousands):

	December 31,
	2018	2017
Accrued expenses	$824	$1,182
Accounts payable	721	1,297
Accrued payroll and bonus	423	750
Accrued legal fees	186	509
Accrued vacation	192	64
Accrued R&D studies	230	285
Other current liabilities	201	119
	$2,777	$4,206